Submission	Mar. 03, 2026
Submission [Line Items]
Central Index Key	0001519449
Registrant Name	Skyward Specialty Insurance Group, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A